Property, plant and equipment (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance	CAD 1,450,283
Depreciation	117,945	CAD 116,232
Balance	1,580,973	1,450,283
Gross carrying amount [member]
Balance	1,999,332	1,879,900
Additions	241,567	122,013
Change in decommissioning liability (note 11)	6,160	(2,641)
Transferred from exploration and evaluation assets (note 7)	908	60
Balance	2,247,967	1,999,332
Accumulated depreciation [member]
Balance	549,049	432,817
Depreciation	117,945	116,232
Balance	666,994	549,049
Furniture and equipment [Member]
Balance	1,389
Balance	1,205	1,389
Furniture and equipment [Member] | Gross carrying amount [member]
Balance	5,648	5,482
Additions	118	166
Change in decommissioning liability (note 11)	0	0
Transferred from exploration and evaluation assets (note 7)	0	0
Balance	5,766	5,648
Furniture and equipment [Member] | Accumulated depreciation [member]
Balance	4,259	3,912
Depreciation	302	347
Balance	4,561	4,259
Natural gas and liquids properties [member] | Gross carrying amount [member]
Balance	1,993,684	1,874,418
Additions	241,449	121,847
Change in decommissioning liability (note 11)	6,160	(2,641)
Transferred from exploration and evaluation assets (note 7)	908	60
Balance	2,242,201	1,993,684
Natural gas and liquids properties [member] | Accumulated depreciation [member]
Balance	544,790	428,905
Depreciation	117,643	115,885
Balance	CAD 662,433	CAD 544,790